UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira,

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2020

WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

Beginning in or after March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to new management and subadvisory agreements that were approved by Fund shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of September 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Intermediate-Term Municipals Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 30, 2020

Western Asset Intermediate-Term Municipals Fund	III

Performance review

For the six months ended September 30, 2020, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 4.54%. The Fund’s unmanaged benchmark, the Bloomberg Barclays 1–15 Year Municipal Bond Indexi, returned 3.87% for the same period. The Lipper Intermediate Municipal Debt Funds Category Averageii returned 4.15% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate-Term Municipals Fund:
Class A	4.54%
Class C	4.23%
Class I	4.63%
Class IS	4.66%
Bloomberg Barclays 1-15 Year Municipal Bond Index	3.87%
Lipper Intermediate Municipal Debt Funds Category Average	4.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2020 for Class A, Class C, Class I and Class IS shares were 1.20%, 0.64%, 1.38% and 1.44%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class I shares would have been 1.36%.The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.60%, 1.20%, 0.47% and 0.38%, respectively.

IV	Western Asset Intermediate-Term Municipals Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 1.35% for Class C shares, 0.43% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 30, 2020

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in,

Western Asset Intermediate-Term Municipals Fund	V

Performance review (cont’d)

including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Barclays 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.
ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 214 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Intermediate-Term Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2020 and March 31, 2020 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2020 and held for the six months ended September 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.54%	$1,000.00	$1,045.40	0.60%	$3.08	Class A	5.00%	$1,000.00	$1,022.06	0.60%	$3.04
Class C	4.23	1,000.00	1,042.30	1.19	6.09	Class C	5.00	1,000.00	1,019.10	1.19	6.02
Class I	4.63	1,000.00	1,046.30	0.43	2.21	Class I	5.00	1,000.00	1,022.91	0.43	2.18
Class IS	4.66	1,000.00	1,046.60	0.37	1.90	Class IS	5.00	1,000.00	1,023.21	0.37	1.88

[1]	For the six months ended September 30, 2020.

2	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.5%
Alabama — 1.7%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants, Series D	5.000%	10/1/22	$2,000,000	$2,173,980
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,514,840
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	25,125,000	27,831,967	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	6,500,000	7,003,035	(c)
Total Alabama				41,523,822
Alaska — 0.1%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	750,000	936,427
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,164,650
State Capital Project, Series B	4.000%	12/1/36	750,000	869,888
Total Alaska				2,970,965
Arizona — 2.4%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	820,379
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	996,175
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,288,140
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,328,460
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,775,655
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	1,100,000	1,400,333
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,629,602
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	8,436,240	(a)(b)(d)
Intel Corp. Project	5.000%	6/3/24	8,900,000	10,274,872	(a)(b)(d)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,746,562	(c)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,690,120
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,454,805	(d)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	5,139,962	(d)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	6,060,964	(d)

See Notes to Financial Statements.

4	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	$1,600,000	$1,741,968
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,789,385
Total Arizona				60,573,622
California — 12.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,493,560
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,861,164
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,586,886
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,251,888
Series A, Refunding	5.000%	5/1/29	1,255,000	1,423,245
Series A, Refunding	5.000%	5/1/30	1,700,000	1,922,292
Series A, Refunding	5.000%	5/1/31	1,850,000	2,086,282
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.220%	4/1/24	3,000,000	3,036,300	(a)(b)
San Francisco Bay Area, Series C-1, (SIFMA Municipal Swap Index Yield + 0.900%)	1.020%	5/1/23	30,000,000	30,207,600	(a)(b)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	1,000,000	1,261,590
UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	7,369,980
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	5,341,473	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	5,141,295	(d)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	494,500	(d)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,652,650

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	$8,035,000	$8,486,487	(c)(d)
San Diego County Water Authority Desalination Project	5.000%	7/1/39	1,500,000	1,747,455	(c)
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/25	4,000,000	4,199,080
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,601,882
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,421,699
California State, GO:
Various Purpose	5.000%	3/1/36	3,000,000	3,930,420
Various Purpose, Refunding	5.000%	4/1/28	3,000,000	3,930,750
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	3,210,945
Various Purpose, Refunding	4.000%	3/1/37	5,500,000	6,583,445
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,645,000	8,814,874	(c)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	6,100,500
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,617,070
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,477,910
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,531,619
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	6,465,850
Senior Proposition C, Series B	5.000%	7/1/35	7,485,000	9,645,171
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	3,690,000	4,702,610
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,168,220	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,164,840	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,903,203	(d)

See Notes to Financial Statements.

6	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	$2,500,000	$2,988,525	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,231,770	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	2,080,663	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,558,879	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/37	1,775,000	2,162,802	(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	8,057,275
Series C	5.000%	7/1/37	3,000,000	3,736,890
Metropolitan Water District of Southern California, Water Revenue:
Refunding	5.000%	1/1/37	1,785,000	2,298,080
Series B, Refunding	5.000%	1/1/38	3,015,000	3,870,114
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/27	10,000,000	10,000,000
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	1,200,000	1,314,972	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,875,000	2,377,575
Series B	6.125%	11/1/29	17,865,000	22,667,648
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	3,333,810	(a)(b)
Rancho, CA, Water District Financing Authority Revenue, Series A	4.000%	8/1/37	3,335,000	4,086,709
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,941,519
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	630,000	678,000
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,544,440	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	$6,250,000	$8,032,125
Series A, Refunding	5.000%	10/1/37	1,500,000	1,921,455
Series A, Refunding	5.000%	10/1/43	3,000,000	3,780,090
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	8,479,552
Series A, Refunding	5.000%	8/1/35	3,115,000	3,960,380
Series A, Refunding	5.000%	8/1/36	1,000,000	1,266,480
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project, Refunding	5.250%	7/1/21	1,000,000	1,038,220	(f)
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,265,520
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,890,720
San Francisco City & County Airport Commission, San Francisco International Airport Revenue, Series A	5.000%	1/1/34	1,000,000	1,224,310	(d)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,501,760
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,899,288
Series 2018	5.000%	8/1/43	2,000,000	2,467,700
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	2,000,000	2,008,980
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	845,245
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,277,880
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,272,100
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	951,143
Total California				306,847,354

See Notes to Financial Statements.

8	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 1.5%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	$500,000	$519,335
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	6,583,555
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,827,072	(d)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding	5.000%	12/15/27	255,000	302,331
Series 2020, Refunding	5.000%	12/1/26	385,000	474,570
Series 2020, Refunding	5.000%	12/1/28	415,000	532,868
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	11,875,000	12,930,213
Series 2008	6.250%	11/15/28	8,000,000	10,244,640
Total Colorado				36,414,584
Connecticut — 1.8%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,365,855
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,340,240
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/33	3,000,000	3,889,170
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	5,805,990
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	6,087,550
Connecticut State, GO:
Series A	5.000%	4/15/28	3,700,000	4,779,845
Series A	5.000%	4/15/30	750,000	979,860
Series C	4.000%	6/1/35	1,525,000	1,805,310
Series C	4.000%	6/1/37	1,000,000	1,173,460
Series C	4.000%	6/1/38	1,250,000	1,461,613
Series E	5.000%	10/15/34	2,900,000	3,485,278
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,152,745
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,569,060

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	$2,200,000	$2,806,606
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,525,965
Total Connecticut				44,228,547
Delaware — 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	5,106,956
District of Columbia — 1.1%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	300,000	293,499
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	501,095
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	487,235
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,673,775
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,827,650
Series A	5.000%	3/1/38	7,425,000	9,707,445	(g)
District of Columbia Water & Sewer Authority Revenue:
Subordinated Lien, Series A	5.000%	10/1/37	1,290,000	1,691,435
Subordinated Lien, Series C	1.750%	10/1/24	4,250,000	4,414,730	(a)(b)
Total District of Columbia				27,596,864
Florida — 4.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	2,078,020	(d)
Series 2017	5.000%	10/1/42	1,500,000	1,754,550	(d)
Series A	5.000%	10/1/27	1,750,000	2,179,993	(d)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	10,155,000	12,481,104	(d)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,756,440
Series A, Refunding	5.000%	7/1/28	5,500,000	6,520,415
Series A, Refunding	5.000%	7/1/30	5,000,000	5,894,550
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,524,425
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,217,150
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	1,981,532
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	7,007,558

See Notes to Financial Statements.

10	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida—continued
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	$1,900,000	$2,126,936	(c)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,343,180
Series A, Refunding	5.000%	10/1/27	3,000,000	3,498,480
Series A, Refunding	5.000%	10/1/28	1,000,000	1,159,340
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	5,189,090
Lee County, FL, Airport Revenue:
Series A, Refunding, AGM	5.000%	10/1/21	12,245,000	12,288,102	(d)
Series A, Refunding, AGM	5.000%	10/1/22	8,000,000	8,094,960	(d)
Miami-Dade County, FL, Expressway Authority
Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,416,430
Series B, Refunding	5.000%	7/1/25	3,730,000	4,341,683
Series B, Refunding	5.000%	7/1/26	1,700,000	1,971,915
Series B, Refunding	5.000%	7/1/27	2,350,000	2,717,376
Series B, Refunding	5.000%	7/1/28	1,000,000	1,154,320
Series B, Refunding	5.000%	7/1/30	2,500,000	2,873,800
Series B, Refunding	5.000%	7/1/31	2,750,000	3,153,507
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,217,472
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	755,352
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,198,072
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,121,372
Palm Beach County Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	4,650,000	4,661,067
Sterling Hill, FL, Community Development District, Special Assessment Revenue, Series B	5.500%	11/1/10	560,650	353,210	*(h)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida—continued
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	$1,250,000	$1,540,388
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	1,120,400
Total Florida				116,692,189
Georgia—1.1%
Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo, Series A, NATL	5.000%	12/1/20	1,860,000	1,867,329
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	4,014,745
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,724,618
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	934,064
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,622,350
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate,Refunding	5.000%	6/15/33	1,600,000	1,981,264
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	3,354,780
Series B	5.000%	3/15/21	7,110,000	7,249,569
Series C	4.000%	9/1/26	2,125,000	2,469,335	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,239,180
Total Georgia				28,457,234
Illinois—12.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,842,596
Series 2018	5.000%	4/1/36	1,270,000	1,403,439
Series 2018	5.000%	4/1/37	1,400,000	1,542,660
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	1,870,000	2,044,434
Series C, Refunding	5.000%	12/1/24	2,500,000	2,745,975
Series C, Refunding	5.000%	12/1/25	1,000,000	1,114,980

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois—continued
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	$720,000	$755,230
Series A	5.000%	1/1/40	7,075,000	7,265,742
Series A	5.000%	1/1/44	2,200,000	2,236,498
Series A, Refunding	5.000%	1/1/25	4,000,000	4,248,840
Series A, Refunding	5.000%	1/1/26	1,250,000	1,338,450
Series A, Refunding	5.000%	1/1/27	2,250,000	2,423,407
Series A, Refunding	5.000%	1/1/34	2,350,000	2,404,473
Series B	5.500%	1/1/30	3,975,000	4,235,323
Series B, Refunding	5.500%	1/1/31	2,000,000	2,124,280
Series B, Refunding	5.500%	1/1/32	2,000,000	2,117,700
Series C, Refunding	5.000%	1/1/25	2,765,000	2,937,011
Series D, Refunding	5.500%	1/1/34	3,180,000	3,347,999
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,463,895
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,505,520
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,601,590
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,674,916
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,839,915
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,920,913
Series B, Green Bond	5.000%	12/1/32	1,735,000	2,012,930
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,106,723
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,198,257
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	7,445,000	8,814,954
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,430,346
Series A, Refunding	5.000%	1/1/33	2,000,000	2,287,560	(d)
Series B, Refunding	5.000%	1/1/33	4,500,000	5,197,230
Series B, Refunding	5.000%	1/1/34	10,505,000	12,113,736
Series C	5.000%	1/1/30	6,010,000	6,933,076	(d)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,715,700	(d)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	5,900,000	7,024,422
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/50	2,000,000	2,167,160

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

September 30,2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois—continued
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	$1,635,000	$1,814,523
Second Lien	5.000%	1/1/31	1,500,000	1,663,695
Second Lien	5.000%	1/1/32	1,000,000	1,103,440
Second Lien	5.000%	1/1/33	1,035,000	1,140,673
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,705,960
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	2,023,333
Second Lien Project	5.000%	11/1/31	2,000,000	2,266,260
Second Lien Project	5.000%	11/1/33	1,500,000	1,691,430
Second Lien Project	5.000%	11/1/34	1,000,000	1,126,020
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,474,420
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,238,010
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	691,394
Property Tax	5.000%	1/1/30	885,000	1,105,232
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,309,890
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,611,220
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	504,412
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	537,135
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	491,064
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,370,612
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	693,784
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,585,050

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2020 Semi-AnnualReport

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois—continued
State Tax Supported, Refunding, AGM	5.250%	6/15/31	$8,000,000	$8,911,760
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	10,550,415
Illinois State Toll Highway Authority Revenue:
Series C, Refunding	5.000%	1/1/25	8,450,000	9,970,493
Series C, Refunding	5.000%	1/1/26	12,000,000	14,570,400
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	617,824
Series A, Refunding, AGM	5.000%	4/1/28	475,000	596,742
Illinois State, GO:
Series 2006	5.500%	1/1/30	660,000	754,862
Series 2016	5.000%	11/1/33	3,150,000	3,304,287
Series 2016, Refunding	5.000%	2/1/26	3,605,000	3,932,875
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,380,752
Series A	5.000%	5/1/36	4,665,000	4,890,973
Series A	5.000%	5/1/39	4,800,000	4,990,560
Series A, Refunding	5.000%	10/1/27	12,805,000	14,135,696
Series A, Refunding	5.000%	10/1/28	2,000,000	2,208,780
Series A, Refunding	5.000%	10/1/30	1,275,000	1,385,377
Series B, Refunding	5.000%	9/1/27	6,015,000	6,636,831
Series B, Refunding	5.000%	10/1/27	3,000,000	3,311,760
Series D	5.000%	11/1/27	10,475,000	11,370,508
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	897,696
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,500,000	14,727,360
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	14,000,000	15,549,940
McCormick Place Expansion Project, Series
B, Refunding	5.000%	12/15/28	2,000,000	2,312,320
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	715,219
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	11,787,922
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	16,741,122
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	1,750,000	2,134,702

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois—continued
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	$1,250,000	$1,417,075
Series C, Refunding	5.000%	3/15/26	1,800,000	2,034,036
Total Illinois				323,123,724
Indiana—1.4%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,492,997	(a)(b)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	2,500,000	2,540,725	(a)(b)
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	7,071,660
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,702,280
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	5,461,020	(d)
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	2,900,000	3,447,230	(d)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	600,000	642,450	(d)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,099,760
Total Indiana				34,458,122
Iowa—0.1%
Iowa State Finance Authority Health Care Facilities Revenue, Genesis Health System, Unrefunded	5.000%	7/1/21	1,145,000	1,149,122
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	1,545,000	1,566,815
Total Iowa				2,715,937
Kansas—0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	887,515
Kentucky—2.6%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	5,019,950	(a)(b)(d)

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky—continued
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	$6,000,000	$6,006,000	(a)(b)
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	11,000,000	11,220,990	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	15,912,875	(a)(b)
Kentucky State Property & Building Commission Revenue, Project No.122, Series A	4.000%	11/1/37	1,250,000	1,415,325
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,792,932
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,240,350
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,316,173	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	6,107,200	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,720,592
Series B, Refunding	5.000%	1/1/24	1,350,000	1,538,811
Series B, Refunding	5.000%	1/1/27	650,000	805,480
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	8,974,890	(a)(b)(d)
Total Kentucky				64,071,568
Louisiana—1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,948,760	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	5,038,771	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,934,246
Refunding, AGM	5.000%	12/1/29	2,000,000	2,397,400
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,426,400	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Louisiana—continued
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	$5,250,000	$5,288,692	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,768,113	(a)(b)
Total Louisiana				36,802,382
Maryland—0.4%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	1,750,000	2,010,382
Series A	4.000%	7/1/44	3,250,000	3,804,255
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	719,213
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,677,816
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,834,162
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,178,550
Total Maryland				11,224,378
Massachusetts—1.7%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,287,230
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,563,960
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,277,090
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,175,522
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,490,974
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,384,820
Foxborough Regional Charter, Refunding	5.000%	7/1/37	1,000,000	1,123,960
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	5,214,680	(a)(b)
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,829,385
Sterling and Francine Clark Art Institute,
Refunding	5.000%	7/1/36	3,035,000	3,533,438
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,910,411
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,568,297

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts—continued
Massachusetts State Port Authority Revenue, Series A	5.000%	7/1/33	$4,880,000	$6,181,252	(d)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	8,059,730
Total Massachusetts				41,600,749
Michigan—3.3%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,257,200
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,520,451
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	9,369,360
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,450,445
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	7,780,000	8,097,035	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,228,500
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,312,760
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,794,210
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,710,125
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,762,290
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	13,498,240
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,211,635
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	820,988
Trinity Health Corp., Series A	5.000%	12/1/27	40,000	40,316	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan—continued
Trinity Health Corp., Series A, Unrefunded	5.000%	12/1/27	$4,460,000	$4,490,952
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,726,720	(a)(b)(d)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,625,000	(d)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,442,577
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,978,152
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,385,593
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,197,990
Walled Lake Consolidated School District, GO	5.000%	5/1/45	2,300,000	2,933,443
Total Michigan				81,853,982
Mississippi—0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	7,256,580	(a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,652,659
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	2,244,778
Total Mississippi				11,154,017
Missouri—0.5%
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,980,860	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,879,440	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,823,025	(d)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,700,000	1,891,114
Total Missouri				12,574,439

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Nebraska—0.3%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	$4,500,000	$6,082,470
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,520,210	(a)(b)
Total Nebraska				8,602,680
Nevada—0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	6,161,050
New Hampshire—0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,558,140	(a)(b)(d)
New Jersey—6.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,141,070
Refunding, AGM	5.000%	11/1/27	1,500,000	1,701,675
Refunding, AGM	5.000%	11/1/29	1,500,000	1,681,680
Refunding, AGM	5.000%	11/1/31	1,000,000	1,110,120
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,353,920
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,355,080
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,373,576
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,720,128
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,345,760
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,415,380
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,771,856
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,127,130
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.720%	3/1/28	20,000,000	19,798,400	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,389,672
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	12,874,459

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	$10,685,000	$12,033,661
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,177,490
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,559,495
New Jersey State EDA, Special Facilities Revenue, New Jersey American Water Co., Series E, Refunding	4.700%	12/1/25	6,750,000	6,791,242	(d)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,700,000	1,877,021	(d)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,720,807
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,291,760
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,364,580
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	1,500,000	1,695,450
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,531,680
Transportation Program, Series BB	4.000%	6/15/36	3,750,000	3,975,337
Transportation System, Series A, Refunding	5.000%	12/15/27	1,625,000	1,937,975
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	13,707,557
Transportation System, Series B	5.250%	6/15/24	7,000,000	7,253,190	(e)
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	10,628,100
Series A, Refunding	5.000%	1/1/33	10,230,000	12,029,662
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,944,980
Series A, Refunding	5.000%	6/1/36	3,000,000	3,628,440
Township of Florence, NJ, Series A	1.750%	1/15/21	2,000,000	2,009,060
Total New Jersey				164,317,393
New Mexico — 0.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, Refunding, AMBAC	5.250%	10/1/21	1,100,000	1,156,221

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Mexico — continued
Farmington, NM, PCR:
Arizona Public Service Co., Series B, Refunding	4.700%	9/1/24	$16,000,000	$16,050,240
Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	2,008,348	(a)(b)
Total New Mexico				19,214,809
New York — 10.2%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	11,830,800
Long Island, NY, Power Authority:
Series A, Refunding	5.000%	9/1/35	1,200,000	1,583,916
Series A, Refunding	5.000%	9/1/36	1,500,000	1,970,580
Series A, Refunding	5.000%	9/1/37	2,000,000	2,617,520
Series A, Refunding	5.000%	9/1/38	1,400,000	1,825,852
Series B, Refunding	5.000%	9/1/32	5,820,000	7,071,824
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	5,250,000	5,763,555	(a)(b)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam at Harborside, Series A	5.875%	1/1/23	605,594	537,780
Amsterdam at Harborside, Series C	2.000%	1/1/49	107,606	10,761
New York City, NY, GO:
Subseries D-1	5.000%	3/1/37	6,500,000	8,150,350
Subseries D-1	5.000%	3/1/38	6,000,000	7,491,780
New York City, NY, Industrial Development Agency:
Yankee Stadium Project, Series A, Refunding	5.000%	3/1/28	500,000	628,245	(i)
Yankee Stadium Project, Series A, Refunding	5.000%	3/1/29	1,500,000	1,918,290	(i)
Yankee Stadium Project, Series A, Refunding	5.000%	3/1/30	1,600,000	2,071,600	(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,757,290
New York City, NY, TFA Revenue Future Tax Secured:
Series A	4.000%	11/1/38	3,000,000	3,510,480
Series C	4.000%	5/1/39	4,000,000	4,672,600
Series C	4.000%	5/1/41	5,000,000	5,795,100

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Series C	4.000%	5/1/42	$10,000,000	$11,550,600
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,944,300
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,697,920
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	3,218,125
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	8,835,000	11,392,909
New York State Dormitory Authority, Sales Tax Revenue:
Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	9,470,288
State Supported, Series A	5.000%	3/15/40	6,000,000	7,216,860
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	9,565,000	11,664,613
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,921,918
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,262,700	(c)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	5,271,885
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,453,115
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	291,467
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,459,068
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	2,000,358
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	5,173,035	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,985,958	(d)

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	$13,335,000	$14,167,371	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,467,920	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,085,880	(d)
New York State Urban Development Corp., State Personal Income Tax Revenue, Series A	5.000%	3/15/41	7,945,000	10,034,138
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,747,050	(d)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,736,650	(d)
Series 194, Refunding	5.000%	10/15/33	10,000,000	11,759,000
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal, LLC Project	5.000%	12/1/20	700,000	706,209
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	2,999,782
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,000,000	12,609,500
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	605,710
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/37	1,375,000	1,659,515
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,443,040
Total New York				254,205,207
North Carolina — 1.1%
Charlotte, NC, COP, Series P	5.000%	6/1/44	2,380,000	2,985,401
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,386,649
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,878,225
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,248,390
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,696,320
North Carolina State Limited Obligation Revenue:
Series A	5.000%	5/1/31	4,215,000	5,608,268
Series A	5.000%	5/1/32	2,000,000	2,644,080

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	$350,000	$416,458
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,824,000
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	605,340
Wake County, NC, Limited Obligation	4.000%	9/1/38	3,605,000	4,288,219
Total North Carolina				27,581,350
Ohio — 1.1%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,905,875
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,597,450
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/34	1,000,000	1,296,340
Senior Bonds, Series A-2, Refunding	5.000%	6/1/35	1,000,000	1,289,210
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	750,000	961,478
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	4,500,000	4,790,655
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	3,350,000	4,099,395
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	4,250,000	4,518,897	(a)(b)(d)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,243,120
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35	880,000	1,114,995
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,167,572
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	856,415

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	$600,000	$685,242
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	905,408	(d)
Total Ohio				27,432,052
Oklahoma — 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	1,081,384	2,703	*(j)
Oregon — 1.0%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/30	3,170,000	3,910,449
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/36	2,000,000	2,429,800
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,474,940
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	2,000,000	1,469,460
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,573,257
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,757,894	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	605,605	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,234,810	(d)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood School Board Guaranty	5.000%	6/15/32	1,250,000	1,571,050
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,743,370
Total Oregon				24,770,635
Pennsylvania — 3.1%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	437,388
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	403,148

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	$2,290,000	$2,911,689
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/25	2,000,000	2,195,980
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/26	2,500,000	2,736,525
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	1,000,000	1,090,410
Penn State Health	4.000%	11/1/35	2,000,000	2,326,600
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,596,700
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,291,040	(i)
Series B	5.000%	12/1/37	1,750,000	2,250,937	(i)
Series B	5.000%	12/1/38	2,000,000	2,563,480	(i)
Series B	5.000%	12/1/39	3,000,000	3,832,440	(i)
Series B	5.000%	12/1/40	2,250,000	2,860,110	(i)
Subordinated, Series B	5.250%	12/1/31	6,750,000	7,150,140	(e)
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,520,170	(d)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,881,406	(d)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	4,509,610
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,648,604
Series B	5.000%	2/1/36	1,500,000	1,876,800
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,734,140
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	11/1/45	6,300,000	8,022,861
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,671,732
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,981,162
Total Pennsylvania				77,493,072

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — 2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	$11,600,000	$11,803,000
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	1,959,375	*(j)
Series A	5.050%	7/1/42	950,000	676,875	*(j)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	2,465,250	*(j)
Series TT	5.000%	7/1/37	4,775,000	3,402,187	*(j)
Series WW	5.500%	7/1/38	800,000	572,000	*(j)
Series XX	5.250%	7/1/40	3,250,000	2,315,625	*(j)
Series ZZ, Refunding	5.000%	7/1/18	250,000	176,875	*(h)
Series ZZ, Refunding	5.250%	7/1/18	850,000	600,313	*(h)
Series ZZ, Refunding	5.250%	7/1/25	370,000	263,625	*(j)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,128,478
Restructured, Series A-1	4.550%	7/1/40	680,000	704,664
Restructured, Series A-1	5.000%	7/1/58	6,605,000	6,998,592
Restructured, Series A-2	4.329%	7/1/40	1,130,000	1,154,487
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,217,024
Restructured, Series A-2A	4.550%	7/1/40	14,250,000	14,766,847
Total Puerto Rico				53,205,217
Rhode Island — 0.3%
Providence, RI, Public Building Authority, General Revenue, Series A, NATL	5.375%	12/15/21	120,000	120,460
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,863,125
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,277,460
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,778,307
Total Rhode Island				7,039,352
South Carolina — 0.5%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	4,082,785
Refunding	5.000%	12/1/30	2,250,000	2,615,265

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	$2,850,000	$3,467,395	(d)
Series 2018	5.000%	7/1/37	2,000,000	2,425,520	(d)
Total South Carolina				12,590,965
Tennessee — 2.6%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	3,315,000	4,085,937
Memphis-Shelby County, TN, Airport Authority Revenue, Series C	5.000%	7/1/21	4,795,000	4,954,961	(d)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	3,200,000	3,889,440
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,823,175
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,767,600	(d)
Series B	5.000%	7/1/26	1,750,000	2,108,820	(d)
Tennessee State Energy Acquisition Corp., Gas Revenue, Series C	5.000%	2/1/24	25,000,000	28,554,250
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	10,266,120	(a)(b)
Series A	5.250%	9/1/24	6,885,000	8,089,393
Total Tennessee				65,539,696
Texas — 11.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	800,768
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,118,478
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	853,440
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	4,260,037
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	3,121,564	(d)
Series B	5.000%	11/15/30	5,640,000	7,190,041	(d)

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	$1,500,000	$1,926,735
GO	5.000%	2/15/30	2,000,000	2,557,820
GO	5.000%	2/15/31	2,250,000	2,866,027
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	11,413,100
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	11,367,100
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	9,120,150
Series A, Refunding	5.000%	12/1/35	5,000,000	6,063,100
Series A, Refunding	5.000%	12/1/36	4,250,000	5,144,072
El Paso, TX, GO:
Series A, Refunding	5.000%	8/15/30	1,000,000	1,332,810
Series A, Refunding	5.000%	8/15/31	1,250,000	1,653,750
Series A, Refunding	5.000%	8/15/32	1,000,000	1,312,840
Series A, Refunding	5.000%	8/15/33	1,000,000	1,308,610
Series A, Refunding	4.000%	8/15/34	1,000,000	1,224,150
Tax and Revenue Certificates of Obligation	5.000%	8/15/30	1,040,000	1,386,122
Tax and Revenue Certificates of Obligation	5.000%	8/15/31	860,000	1,137,780
Tax and Revenue Certificates of Obligation	5.000%	8/15/32	1,000,000	1,313,820
Tax and Revenue Certificates of Obligation	5.000%	8/15/33	1,000,000	1,308,610
Tax and Revenue Certificates of Obligation	4.000%	8/15/34	500,000	612,075
Tax and Revenue Certificates of Obligation	4.000%	8/15/35	1,445,000	1,761,339
Frisco, TX, Independent School District, Series D, Refunding, PSF-GTD	4.000%	8/15/42	1,100,000	1,299,331
Galveston, TX, Wharves & Terminal Revenue:
Refunding	5.000%	2/1/22	2,055,000	2,085,414
Refunding	5.000%	2/1/26	2,000,000	2,010,400
Grand Parkway Transportation Corp., TX, System Toll Revenue:
First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	6,324,924
First Tier, Series C, Refunding	4.000%	10/1/45	4,125,000	4,788,960
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,030,960	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	759,372

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	$9,000,000	$10,228,860
Houston, TX, Public Improvement Project, Series A, Refunding	5.000%	3/1/31	10,535,000	13,737,535
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,500,000	1,551,885	(d)
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,654,800	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,257,834	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,748,600	(d)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	2,098,283
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,251,962
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,815,250
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,811,350
Hurst-Euless-Bedford, TX, Independent School District, GO, PSF-GTD	4.000%	8/15/41	1,000,000	1,184,630
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,462,487	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,707,178	(d)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,009,246	(d)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,313,817	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	253,123
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,984,325
First Tier, Series A, Refunding	5.000%	1/1/34	700,000	956,830
First Tier, Series A, Refunding	5.000%	1/1/35	400,000	553,308
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	600,610
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,562,907
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	20,093,275
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,523,520

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	$3,500,000	$4,475,975	(d)
Series A, Refunding	5.000%	10/1/37	3,425,000	4,363,587	(d)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,443,145	(d)
Prosper, TX, ISD, Unlimited Tax School Building, PSF-GTD	5.000%	2/15/41	3,290,000	4,195,441
SA Energy Acquisition PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,082,080
Socorro, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/41	5,200,000	6,303,908
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	2,101,435
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	1,890,000	1,988,318
Texas Private Activity Bond Surface Transportation Corp., Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	6/30/38	1,750,000	1,980,457
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	800,000	905,288
Texas Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	2,000,000	2,409,540
Refunding	4.000%	2/1/36	2,325,000	2,785,234
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	20,920,000	24,682,044
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/20	5,750,000	5,799,220
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,479,407
Total Texas				274,810,393
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,477,022

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Virgin Islands — continued
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	$3,565,000	$3,514,662
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	750,000	717,255
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,650,000	3,651,497
Total U.S. Virgin Islands				9,360,436
Utah — 0.4%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,542,550	(d)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,489,765
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	2,161,712
Series 2019	4.000%	10/15/33	600,000	641,574
Series 2019	4.000%	10/15/36	1,000,000	1,053,740
Total Utah				8,889,341
Vermont — 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,223,290
Virginia — 1.5%
Arlington County, VA, IDA Revenue:
Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,480,085
Virginia Hospital Center, Refunding	5.000%	7/1/32	1,050,000	1,381,086
Hampton Roads, VA, Transportation Accountability Commission, Intermediate Lien, Series A	5.000%	7/1/22	5,000,000	5,412,850
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,649,460
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	5,500,000	6,213,680
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,864,949	(d)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,815,586	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	3,070,984	(d)

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	$3,875,000	$4,096,107	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	3,290,000	3,473,977	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	4,957,842	(d)
Total Virginia				38,416,606
Washington — 2.0%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	6,028,250
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	10,301,405
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	12,093,100
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,934,168	(d)
Series 2019	5.000%	4/1/32	2,775,000	3,433,563	(d)
Series A	5.000%	5/1/36	4,000,000	4,695,680	(d)
Port of Seattle, WA, Revenue, Series B, Refunding	5.000%	9/1/24	2,300,000	2,385,836	(d)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	3,458,105	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	789,663
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/39	500,000	629,655
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	878,752
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,460,700
Total Washington				51,088,877
West Virginia — 0.5%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	6,500,000	6,631,495	(a)(b)(d)
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,759,013	(a)(b)
Total West Virginia				11,390,508
Wisconsin — 1.0%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,936,675
Series A, Refunding	5.000%	11/1/32	2,000,000	2,337,340

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Series A, Refunding	5.000%	11/1/33	$2,000,000	$2,333,840
Series A, Refunding	5.000%	11/1/34	2,000,000	2,331,200
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	2,422,896	(c)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,500,000	1,609,845	(c)
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	2,250,000	2,823,345	(i)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	8,554,630
Total Wisconsin				25,349,771
Total Municipal Bonds (Cost — $2,324,428,334)				2,461,122,493
Collateralized Mortgage Obligations (k) — 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	6,189,035	6,301,490
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	3,481,333	3,544,588
Total Collateralized Mortgage Obligations (Cost — $9,670,367)				9,846,078
			Shares
Statutory Trust Certificates — 0.0%††
CMS Liquidating Trust (Cost—$989,420)			200	322,686	*(l)(m)
Total Investments before Short-Term Investments (Cost — $2,335,088,121)				2,471,291,257

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.8%
Municipal Bonds — 0.8%
California — 0.0%††
California State MFA Revenue, Chevron USA Project, Series A	0.090%	11/1/35	100,000	100,000	(n)(o)
Indiana — 0.1%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.100%	11/1/39	1,200,000	1,200,000	(n)(o)

See Notes to Financial Statements.

36	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — 0.1%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.100%	11/15/48	$2,620,000	$2,620,000	(n)(o)
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series K	0.100%	11/1/35	750,000	750,000	(n)(o)
Chevron USA Inc. Project, Series L	0.100%	11/1/35	800,000	800,000	(n)(o)
Total Mississippi				1,550,000
Missouri — 0.0%††
Missouri State HEFA Revenue, St. Louis University, Series B, LOC - U.S. Bank N.A.	0.100%	10/1/24	400,000	400,000	(n)(o)
New Hampshire — 0.1%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire, Series B, SPA - State Street Bank & Trust Co.	0.120%	7/1/33	1,320,000	1,320,000	(n)(o)
New York — 0.2%
New York City, NY, GO:
Subseries G-6, LOC - Mizuho Bank Ltd.	0.130%	4/1/42	680,000	680,000	(n)(o)
Subseries G-7, LOC - Bank of Tokyo- Mitsubishi UFJ	0.120%	4/1/42	800,000	800,000	(n)(o)
New York City, NY, TFA Revenue Future Tax Secured:
Series A, Refunding, SPA - TD Bank N.A.	0.110%	11/1/29	1,010,000	1,010,000	(n)(o)
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.130%	8/1/45	300,000	300,000	(n)(o)
New York State HFA Revenue:
160 Madison Avenue, Series B, LOC - Landesbank Hessen-Thueringen	0.080%	11/1/46	250,000	250,000	(n)(o)
42nd & 10th Housing, Series A, LIQ - FHLMC	0.110%	11/1/41	200,000	200,000	(d)(n)(o)
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thueringen	0.140%	11/1/46	635,000	635,000	(n)(o)
363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	0.120%	11/1/32	400,000	400,000	(d)(n)(o)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.160%	5/1/41	$360,000	$360,000	(d)(n)(o)
Triborough Bridge & Tunnel Authority, NY, Revenue, Series F, Refunding, LOC - Citibank N.A.	0.100%	11/1/32	1,300,000	1,300,000	(n)(o)
Total New York				5,935,000
Oregon — 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.100%	8/1/34	100,000	100,000	(n)(o)
Texas — 0.0%††
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	0.110%	10/1/41	910,000	910,000	(n)(o)
Utah — 0.2%
Utah County, UT, Hospital Revenue, Series C, SPA - TD Bank N.A.	0.100%	5/15/58	3,825,000	3,825,000	(n)(o)
Vermont — 0.0%††
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, Series A, LOC - TD Bank N.A.	0.110%	10/1/38	100,000	100,000	(n)(o)
Wisconsin — 0.0%††
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	0.120%	4/1/48	900,000	900,000	(n)(o)
Total Short-Term Investments (Cost — $18,960,000)				18,960,000
Total Investments — 99.7% (Cost — $2,354,048,121)				2,490,251,257
Other Assets in Excess of Liabilities — 0.3%				8,204,071
Total Net Assets — 100.0%				$2,498,455,328

See Notes to Financial Statements.

38	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	The maturity principal is currently in default as of September 30, 2020.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	The coupon payment on this security is currently in default as of September 30, 2020.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

September 30, 2020

Western Asset Intermediate-Term Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

BAN	— Bond Anticipation Notes

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

FHLMC	— Federal Home Loan Mortgage Corporation

GO	— General Obligation

GTD	— Guaranteed

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PFC	— Public Facilities Corporation

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

SCAGO	— South Carolina Association of Government Organizations

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	315	12/20	$70,518,447	$69,870,938	$647,509

See Notes to Financial Statements.

40	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

September 30, 2020

Assets:
Investments, at value (Cost — $2,354,048,121)	$2,490,251,257
Cash	543,613
Interest receivable	28,737,019
Receivable for Fund shares sold	3,811,037
Receivable from broker — net variation margin on open futures contracts	630,000
Receivable for securities sold	428,401
Other assets	458
Prepaid expenses	92,468
Total Assets	2,524,494,253

Liabilities:
Payable for securities purchased	20,746,803
Payable for Fund shares repurchased	3,759,311
Investment management fee payable	716,015
Distributions payable	230,655
Service and/or distribution fees payable	207,980
Trustees’ fees payable	15,521
Accrued expenses	362,640
Total Liabilities	26,038,925
Total Net Assets	$2,498,455,328

Net Assets:
Par value (Note 7)	$3,899
Paid-in capital in excess of par value	2,467,545,625
Total distributable earnings (loss)	30,905,804
Total Net Assets	$2,498,455,328

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	41

Statement of assets and liabilities (unaudited) (cont’d)

September 30, 2020

Net Assets:
Class A	$664,720,372
Class C	$200,854,345
Class I	$1,319,871,302
Class IS	$313,009,309

Shares Outstanding:
Class A	103,730,719
Class C	31,299,430
Class I	206,014,790
Class IS	48,815,784

Net Asset Value:
Class A (and redemption price)	$6.41
Class C (and redemption price)	$6.42
Class I (and redemption price)	$6.41
Class IS (and redemption price)	$6.41
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.56

See Notes to Financial Statements.

42	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2020

Investment Income:
Interest	$38,316,807

Expenses:
Investment management fee (Note 2)	4,250,964
Service and/or distribution fees (Notes 2 and 5)	1,290,925
Transfer agent fees (Note 5)	852,170
Registration fees	74,549
Fund accounting fees	47,083
Legal fees	34,656
Audit and tax fees	29,376
Trustees’ fees	21,870
Shareholder reports	21,120
Commitment fees (Note 8)	16,716
Insurance	13,768
Custody fees	9,964
Interest expense	2,151
Miscellaneous expenses	14,741
Total Expenses	6,680,053
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(188,564)
Net Expenses	6,491,489
Net Investment Income	31,825,318

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(4,303,529)
Futures contracts	(3,910,561)
Net Realized Loss	(8,214,090)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	80,189,581
Futures contracts	4,622,375
Change in Net Unrealized Appreciation (Depreciation)	84,811,956
Net Gain on Investments and Futures Contracts	76,597,866
Increase in Net Assets From Operations	$108,423,184

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	43

Statements of changes in net assets

For the Six Months Ended September 30, 2020 (unaudited) and the Year Ended March 31, 2020	September 30	March 31

Operations:
Net investment income	$31,825,318	$69,751,748
Net realized loss	(8,214,090)	(22,980,066)
Change in net unrealized appreciation (depreciation)	84,811,956	(41,941,626)
Increase in Net Assets From Operations	108,423,184	4,830,056

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(31,667,593)	(69,270,830)
Decrease in Net Assets From Distributions to Shareholders	(31,667,593)	(69,270,830)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	355,795,974	793,340,994
Reinvestment of distributions	30,175,967	65,786,081
Cost of shares repurchased	(320,880,287)	(807,791,767)
Increase in Net Assets From Fund Share Transactions	65,091,654	51,335,308
Increase (Decrease) in Net Assets	141,847,245	(13,105,466)

Net Assets:
Beginning of period	2,356,608,083	2,369,713,549
End of period	$2,498,455,328	$2,356,608,083

See Notes to Financial Statements.

44	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$6.21	$6.35	$6.31	$6.38	$6.61	$6.63

Income (loss) from operations:
Net investment income	0.08	0.18	0.20	0.20	0.20	0.21
Net realized and unrealized gain (loss)	0.20	(0.14)	0.04	(0.07)	(0.23)	(0.02)
Total income (loss) from operations	0.28	0.04	0.24	0.13	(0.03)	0.19

Less distributions from:
Net investment income	(0.08)	(0.18)	(0.20)	(0.20)	(0.20)	(0.21)
Total distributions	(0.08)	(0.18)	(0.20)	(0.20)	(0.20)	(0.21)

Net asset value, end of period	$6.41	$6.21	$6.35	$6.31	$6.38	$6.61
Total return[3]	4.54%	0.54%	3.88%	2.09%	(0.43)%	2.88%

Net assets, end of period (millions)	$665	$632	$515	$585	$638	$1,331

Ratios to average net assets:
Gross expenses	0.60%[4]	0.65%	0.76%	0.75%	0.75%	0.74%
Net expenses	0.60 [4,5,6]	0.65 [5,6]	0.76 [5]	0.75 [5]	0.75 [5]	0.74
Net investment income	2.56 [4]	2.78	3.18	3.19	3.12	3.17

Portfolio turnover rate	8%	32%	22%	15%	17%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	45

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class CShares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$6.22	$6.36	$6.32	$6.38	$6.62	$6.64

Income (loss) from operations:
Net investment income	0.06	0.14	0.16	0.17	0.17	0.17
Net realized and unrealized gain (loss)	0.20	(0.14)	0.04	(0.06)	(0.24)	(0.02)
Total income (loss) from operations	0.26	0.00 [3]	0.20	0.11	(0.07)	0.15

Less distributions from:
Net investment income	(0.06)	(0.14)	(0.16)	(0.17)	(0.17)	(0.17)
Total distributions	(0.06)	(0.14)	(0.16)	(0.17)	(0.17)	(0.17)

Net asset value, end of period	$6.42	$6.22	$6.36	$6.32	$6.38	$6.62
Total return[4]	4.23%	(0.04)%	3.27%	1.50%	(0.99)%	2.29%

Net assets, end of period (millions)	$201	$228	$433	$520	$648	$714

Ratios to average net assets:
Gross expenses	1.19%[5]	1.25%	1.34%	1.33%	1.32%	1.32%
Net expenses	1.19 [5,6,7]	1.25 [6,7]	1.34	1.33 [6]	1.32 [6]	1.32
Net investment income	1.97 [5]	2.23	2.60	2.61	2.55	2.59

Portfolio turnover rate	8%	32%	22%	15%	17%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

46	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$6.21	$6.35	$6.31	$6.38	$6.61	$6.62

Income (loss) from operations:
Net investment income	0.09	0.19	0.21	0.21	0.21	0.22
Net realized and unrealized gain (loss)	0.20	(0.14)	0.04	(0.07)	(0.23)	(0.01)
Total income (loss) from operations	0.29	0.05	0.25	0.14	(0.02)	0.21

Less distributions from:
Net investment income	(0.09)	(0.19)	(0.21)	(0.21)	(0.21)	(0.22)
Total distributions	(0.09)	(0.19)	(0.21)	(0.21)	(0.21)	(0.22)

Net asset value, end of period	$6.41	$6.21	$6.35	$6.31	$6.38	$6.61
Total return[3]	4.63%	0.70%	4.04%	2.24%	(0.28)%	3.18%

Net assets, end of period (millions)	$1,320	$1,251	$1,222	$1,492	$1,344	$632

Ratios to average net assets:
Gross expenses	0.46%[4]	0.52%	0.61%	0.62%	0.64%	0.65%
Net expenses[5,6]	0.43 [4]	0.49	0.60	0.60	0.60	0.60
Net investment income	2.73 [4]	2.95	3.33	3.34	3.28	3.31

Portfolio turnover rate	8%	32%	22%	15%	17%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.43%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class ISShares[1]	2020[2]	2020	2019[3]

Net asset value, beginning of period	$6.21	$6.36	$6.26

Income (loss) from operations:
Net investment income	0.09	0.19	0.11
Net realized and unrealized gain (loss)	0.20	(0.15)	0.11
Total income from operations	0.29	0.04	0.22

Less distributions from:
Net investment income	(0.09)	(0.19)	(0.12)
Total distributions	(0.09)	(0.19)	(0.12)

Net asset value, end of period	$6.41	$6.21	$6.36
Total return[4]	4.66%	0.61%	3.48%

Net assets, end of period (millions)	$313	$245	$200

Ratios to average net assets:
Gross expenses	0.37%[5]	0.43%	0.53%[5]
Net expenses[6]	0.37 [5,7]	0.43 [7]	0.53 [5]
Net investment income	2.77 [5]	3.00	3.42 [5]

Portfolio turnover rate	8%	32%	22%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2020 (unaudited).

[3]	For the period ended September 18, 2018 (inception date) to March 31, 2019.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended March 31, 2019.

See Notes to Financial Statements.

48	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

50	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,461,122,493	—	$2,461,122,493
Collateralized Mortgage Obligations	—	9,846,078	—	9,846,078
Statutory Trust Certificates	—	—	$322,686	322,686
Total Long-Term Investments	—	2,470,968,571	322,686	2,471,291,257
Short-Term Investments†	—	18,960,000	—	18,960,000
Total Investments	—	$2,489,928,571	$322,686	$2,490,251,257
Other Financial Instruments:
Futures Contracts	$647,509	—	—	$647,509
Total	$647,509	$2,489,928,571	$322,686	$2,490,898,766

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

(d) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

52	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of September 30, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. As of July 31, 2020, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA and Western Asset were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended September 30, 2020, fees waived and/or expenses reimbursed amounted to $188,564.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

54	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

Pursuant to these arrangements, at September 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires March 31, 2023	$184,972
Total fee waivers/expense reimbursements subject to recapture	$184,972

For the six months ended September 30, 2020, LMPFA did not recapture any fees.

As of July 31, 2020, Legg Mason Investor Services, LLC (“LMIS”) is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources and serves as the Fund’s sole and exclusive distributor. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$2,988
CDSCs	5,755

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2020, such purchase and sale transactions (excluding accrued interest) were $153,885,000 and $125,350,000, respectively.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended September 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$280,686,558	—
Sales	182,477,213	$1,258,727

At September 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,354,048,121	$144,988,900	$(8,785,764)	$136,203,136
Futures contracts	—	647,509	—	647,509

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2020.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$647,509

1	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
2

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(3,910,561)

56	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$4,622,375

During the six months ended September 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$82,746,683

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$483,742	$234,739
Class C	807,183	68,921
Class I	—	547,507
Class IS	—	1,003
Total	$1,290,925	$852,170

For the six months ended September 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$960
Class C	345
Class I	186,878
Class IS	381
Total	$188,564

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended September 30, 2020	Year Ended March 31, 2020
Net Investment Income:
Class A	$8,197,409	$17,703,445
Class C	2,103,748	6,421,783
Class I	17,391,490	37,999,014
Class IS	3,974,946	7,146,588
Total	$31,667,593	$69,270,830

7. Shares of beneficial interest

At September 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2020		Year Ended March 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,622,195	$61,002,006	37,595,729	$241,159,034
Shares issued on reinvestment	1,237,500	7,830,643	2,583,088	16,656,666
Shares repurchased	(8,986,247)	(56,553,928)	(19,335,022)	(123,560,244)
Net increase	1,873,448	$12,278,721	20,843,795	$134,255,456
Class C
Shares sold	2,659,093	$16,928,236	8,263,727	$53,490,956
Shares issued on reinvestment	328,788	2,081,301	983,715	6,345,991
Shares repurchased	(8,445,904)	(53,503,038)	(40,465,528)	(259,614,163)
Net decrease	(5,458,023)	$(34,493,501)	(31,218,086)	$(199,777,216)
Class I
Shares sold	31,670,325	$200,069,326	60,885,713	$391,394,661
Shares issued on reinvestment	2,598,206	16,442,203	5,560,019	35,844,591
Shares repurchased	(29,848,347)	(187,892,029)	(57,248,296)	(363,275,794)
Net increase	4,420,184	$28,619,500	9,197,436	$63,963,458
Class IS
Shares sold	12,390,834	$77,796,406	16,695,706	$107,296,343
Shares issued on reinvestment	603,016	3,821,820	1,075,593	6,938,833
Shares repurchased	(3,626,535)	(22,931,292)	(9,824,623)	(61,341,566)
Net increase	9,367,315	$58,686,934	7,946,676	$52,893,610

58	Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended September 30, 2020, the Fund incurred a commitment fee in the amount of $16,716. The Fund did not utilize the Redemption Facility during the six months ended September 30, 2020.

9. Deferred capital losses

As of March 31, 2020, the Fund had deferred capital losses of $104,249,688, which have no expiration date, that will be available to offset future taxable capital gains.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Intermediate-Term Municipals Fund 2020 Semi-Annual Report	59

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction (the “Transaction”). The Transaction closed on July 31, 2020. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadviser, Western Asset Management Company, LLC (the “Subadviser,” and collectively with the Manager, the “Advisers”), each a wholly owned subsidiary of Legg Mason, became wholly owned subsidiaries of Franklin Templeton. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the Fund’s management agreement with the Manager that was in place prior to the closing of the Transaction (the “Existing Management Agreement”) and the sub-advisory agreement between the Manager and the Subadviser that was in place prior to the closing of the Transaction (the “Existing Sub-advisory Agreement,” and, collectively, the “Existing Agreements”).

At a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on April 14, 20201, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Western Asset Intermediate-Term Municipals Fund (the “Fund”), a series of the Trust, and the new sub-advisory agreement (the “New Sub-Advisory Agreement,” and collectively, the “New Agreements”) between the Manager and the Subadviser with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. Shareholders of the Fund have approved the New Agreements.

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadviser and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

1

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

60	Western Asset Intermediate-Term Municipals Fund

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the Transaction.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Western Asset Intermediate-Term Municipals Fund	61

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Among other things, the Board considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board of its intent to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there would not be any expected diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and represented that there were not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel prior to the closing of the Transaction, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that no changes to the Fund’s custodian or other service providers were expected as a result of the Transaction;

(vi)

that Franklin Templeton informed the Board that it had no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii)	that Franklin Templeton did not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason would each derive benefits from the Transaction and that, as a result, they had financial interests in the matters that were being considered;

62	Western Asset Intermediate-Term Municipals Fund

(xi)	the fact that the Fund’s contractual management fee rates would remain the same and would not be increased by virtue of the New Agreements;

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Existing Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv)

that the Existing Agreements were the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Existing Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Trustees considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv)	that the Existing Agreements were considered and approved in November 2019;

(xvi)

that the Fund would not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement; and

(xvii)

that under the Transaction Agreement Franklin Templeton acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Western Asset Intermediate-Term Municipals Fund	63

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Certain of these considerations are discussed in more detail below.

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the New Sub-Advisory Agreement.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the New Management Agreement and the New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Existing Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Existing Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

64	Western Asset Intermediate-Term Municipals Fund

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Existing Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason advised the Boards that, following the Transaction, no diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, were expected, and that no changes in portfolio management personnel as a result of the Transaction were expected. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

Western Asset Intermediate-Term Municipals Fund	65

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as intermediate municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2019 was below the median, its performance for the 3-year period ended December 31, 2019 was slightly below the median, its performance for the 5-year period ended December 31, 2019 was approximately equal to the median, and its performance for the 10-year period ended December 31, 2019 was above the median.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadviser to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Board considered that the New Agreements would not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

66	Western Asset Intermediate-Term Municipals Fund

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board noted that the Contractual Management Fee had been reduced as of August 13, 2019. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Advisers.

The Board considered the management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of intermediate municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was lower than the median and the Fund’s Actual Management Fee was higher than the median. The Board noted that the

Western Asset Intermediate-Term Municipals Fund	67

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Fund’s actual total expense ratio was higher than the median. The Board also noted that the limitation on the Fund’s total operating expenses had been lowered as of August 13, 2019. In addition, the Board considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

In evaluating the costs of the services to be provided by the Manager and Subadviser under the New Agreements, the Board considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Existing Agreements, the Board noted that contractual expense limitations had been implemented for the Fund, and that the Contractual Management Fee had been reduced as of August 13, 2019, and that after taking those expense limitations and the fee reduction into account, the Board had determined that the total fees for management services, and administrative services for the Fund, were reasonable in light of the services provided, and that any economies of scale were being shared appropriately.

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the

68	Western Asset Intermediate-Term Municipals Fund

Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadviser under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Existing Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

Western Asset Intermediate-Term Municipals Fund	69

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to the Fund’s subadviser. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	1,309,844,962.475	22,852,437.826	65,030,390.941	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	1,308,611,955.564	22,443,547.501	66,672,288.178	0

70	Western Asset Intermediate-Term Municipals Fund

Statement regarding liquidity risk management program (unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

Western Asset Intermediate-Term Municipals Fund	71

Statement regarding liquidity risk management program (unaudited) (cont’d)

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

72	Western Asset Intermediate-Term Municipals Fund

Western Asset

Intermediate-Term Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services,LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

©2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/20 SR20-4014

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM	13. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 23, 2020

By:	/s/Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 23, 2020